Equity (Summary of RSUs activity) (Details) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 30, 2018 $ / shares shares
Number of RSUs
Unvested RSUs outstanding, beginning | shares	302,163
Granted | shares	1,306,825
Forfeited | shares	(70,831)
Vested | shares	(91,911)
Unvested RSUs outstanding, ending | shares	1,446,246
Weighted Average Grant Date Fair Value
Unvested RSUs outstanding, beginning | $ / shares	$ 30.88
Granted | $ / shares	19.69
Forfeited | $ / shares	44.36
Vested | $ / shares	27.73
Unvested RSUs outstanding, ending | $ / shares	$ 20.07